Other Financial Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets
10.	OTHER FINANCIAL ASSETS

Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	259	307	352
Deposits and guarantees	284	396	418
Liquidity contract	770	1,023	688
TOTAL	1,313	1,727	1,458

Financial assets - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	—	—	—
Deposits and guarantees	—	—	—
Liquidity contract	—	—	—
TOTAL	—	—	—

Financial assets - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	259	307	352
Deposits and guarantees	284	396	418
Liquidity contract	770	1,023	688
TOTAL	1,313	1,727	1,458

The liquidity contract consists of a share buyback program contracted to an investment service provider in order to facilitate the listing of the Group's shares.

As of December 31, 2020, the liquidity account had a cash balance of €688.

As of December 31, 2020, CMC-CIC Market Solutions holds on behalf of Genfit 88,929 shares, recorded as a deduction from equity.

As of December 31, 2019, the liquidity account had a cash balance of €1,023.

As of December 31, 2019, CMC-CIC Market Solutions holds on behalf of Genfit 18,132 shares, recorded as a deduction from equity.

As of December 31, 2018, the liquidity account had a cash balance of € 770.

  As of December 31, 2018, CMC-CIC Market Solutions holds on behalf of Genfit 27,911 shares, recorded as a deduction from equity. During that period, Genfit made an additional contribution of €1.0 million to the liquidity agreement with CM-CIC Market Solutions.